Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased of aggregate shares | shares	270,000
Price per unit | $ / shares	10
Aggregate amount | $	$ 2,700,000
Sponsor [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchased of aggregate shares | shares	22,500
Gross proceeds | $	$ 225,000